Equity - Subordinated units (Details) - Class B Units - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Number of units cancelled			0	0
Sunlight
Class of Stock [Line Items]
Number of units issued	0	0
Number of units redeemed	0	0
Number of units cancelled	0	0